SHARE BASED COMPENSATION - Fair value of options (Details) - Stock options - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019
Fair value of options
Expected volatility range		65.00%
Minimum
Fair value of options
Risk-free interest rate	0.36%	0.62%
Expected volatility range	86.30%		65.00%
Fair market value per ordinary share as at grant dates	$ 2.8	$ 3.7
Maximum
Fair value of options
Risk-free interest rate	0.85%	0.70%
Expected volatility range	87.50%
Fair market value per ordinary share as at grant dates	$ 5.6	$ 7.7